Exploration And Evaluation - Summary of Exploration And Evaluation (Detail) - Exploration and evaluation assets [member] - Carrying Amounts [member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Asia Pacific [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance	$ 568	$ 529
Additions	11	79
Expensed		(31)
Transferred exploration and evaluation	(8)	(9)	[1]
Carrying amount, Ending balance	571	568
Americas [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance	76	240
Additions	52	161
Amortisation of licence acquisition costs	(5)	(2)
Expensed		(28)
Transferred exploration and evaluation	0	(295)	[1]
Carrying amount, Ending balance	123	76
Africa [Member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance	24	38
Additions	14	6
Amortisation of licence acquisition costs	0	(2)
Expensed		(18)
Transferred exploration and evaluation	(18)
Carrying amount, Ending balance	20	24
Other [member]
Disclosure of detailed information about exploration and evaluation [line items]
Carrying amount, Beginning balance	668	807
Additions	77	246
Amortisation of licence acquisition costs	(5)	(4)
Expensed		(77)
Transferred exploration and evaluation	(26)	(304)	[1]
Carrying amount, Ending balance	$ 714	$ 668

[1]	On 20 June 2023, the Group made a final investment decision to develop the Trion resource in Mexico. Related exploration and evaluation assets of $274 million were transferred to oil and gas properties.